INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
Master lease agreements
Cost	$
Balance, December 31, 2018, 2019 and 2020	1,982,354

Accumulated amortization
Balance, December 31, 2018	138,765
Additions	240,861
Balance, December 31, 2019	379,626
Additions	245,070
Balance, December 31, 2020	624,696

Net book value
December 31, 2019	1,602,728
December 31, 2020	1,357,658